Schedule III - Real Estate and Accumulated Depreciation - Reconciliation of Accumulated Depreciation (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
SEC Schedule III, Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at beginning of year	$ (2,171,546)
Depreciation expense	(220,667)
Dispositions and write-offs	3,721
Balance at end of year	$ (2,388,492)